Gold and Silver Bullion and Stream Inventory	6 Months Ended
Jun. 30, 2026
Gold and Silver Bullion and Stream Inventory
Gold and Silver Bullion and Stream Inventory

Note 7 – Gold and Silver Bullion and Stream Inventory

Gold and silver bullion and stream inventory comprised the following:

	At June 30,	At December 31,
	2026	2025
Gold and silver bullion for payments received in-kind(1)	$112.1	$39.5
Stream ounces(2)	0.5	0.6
	$112.6	$40.1
1.	Represents gold and silver bullion received from royalties and buybacks settled in-kind.
2.	Represents gold and silver ounces acquired by the Company from its stream arrangements.
(a)	Gold and Silver Bullion

As at June 30, 2026, the Company holds 24,618 ounces of gold and 17,010 ounces of silver from payments received in-kind, with a total carrying value of $112.1 million (December 31, 2025–10,598 ounces of gold and 13,980 ounces of silver with a total carrying value of $39.5 million).

During the three months ended June 30, 2026, the Company sold gold and silver bullion from payments received in-kind with a cost of $60.8 million (Q2 2025 – $104.9 million) for gross proceeds of $59.8 million (Q2 2025 – $147.1 million), resulting in a loss on sale of gold and silver bullion of $1.0 million (Q2 2025 – gain of $42.2 million).

During the six months ended June 30, 2026, the Company sold gold and silver bullion from payments received in-kind with a cost of $72.8 million (H1 2025 – $128.0 million) for gross proceeds of $74.9 million (H1 2025 – $177.3 million), resulting in a gain on sale of gold and silver bullion of $2.1 million (H1 2025 – gain of $49.3 million).

(b)	Stream Ounces

Stream ounces inventory consists of 41,868 ounces of silver with a carrying value of $0.5 million (December 31, 2025 – 44,872 ounces of silver with a carrying value of $0.6 million).